Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of Outstanding Interest Rate Derivatives

As of December 31, 2017, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2017	Maximum notional amount(1)	Effective date	Ending date
5.8700%	$594,069	$594,069	August 31, 2017	November 28, 2025	(2)
5.4200%	390,011	390,011	September 6, 2007	May 31, 2024
5.6000%	135,200	135,200	June 23, 2010	December 23, 2021	(3)
(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional over the remaining term of the swap.
(2)	Swap counterparty has an early termination right in August 2019 which may require us to settle the swap at the early termination date.
(3)	Prospectively de-designated as an accounting hedge in 2008

Schedule of Derivatives	Fair value of asset and liability derivatives:
	2017	2016
Fair value of financial instruments asset	$—	$11,338
Fair value of financial instruments liability	168,860	230,764

Schedule of Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings

The following table provides information about losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2017	2016	2015
Loss on derivatives recognized in net earnings:
Change in fair value of financial instruments	$(12,631)	$(29,118)	$(54,576)
Loss reclassified from AOCL to net earnings(1)
Interest expense	$(1,927)	$(3,407)	$(3,319)
Depreciation and amortization	(932)	(966)	(1,078)

(1)

The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges.  The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.